Shareholder Report	12 Months Ended	33 Months Ended
	Jan. 31, 2026 USD ($) shares	Jan. 31, 2026 USD ($) shares
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Fidelity Summer Street Trust
Entity Central Index Key	0000225322
Entity Investment Company Type	N-1A
Document Period End Date	Jan. 31, 2026
Fidelity Series Sustainable U.S. Market Fund
Shareholder Report [Line Items]
Fund Name	Fidelity® Series Sustainable U.S. Market Fund
Class Name	Fidelity® Series Sustainable U.S. Market Fund
Trading Symbol	FSUMX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® Series Sustainable U.S. Market Fund for the period February 1, 2025 to January 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544.
Additional Information Phone Number	1-800-544-8544
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Series Sustainable U.S. Market Fund	$ 0 A	0.00%B
A Amount represents less than $.50
B Amount represents less than 0.005%

Expenses Paid, Amount	$ 0
Expense Ratio, Percent	0.00%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. stocks achieved a strong gain for the 12 months ending January 31, 2026, extending a historically fast rebound that began in early April, bolstered by strong corporate fundamentals, a resilient economy and, beginning in September, the Federal Reserve's first interest-rate reductions since December 2024.
•Against this backdrop, security selection was the primary contributor to the fund's performance versus the Dow Jones U.S. Total Stock Market Index for the fiscal year, especially within industrials, where our stock picks in capital goods helped most. Stock picking in communication services, primarily within the media & entertainment industry, and financials also boosted the fund's relative performance.
•The top individual relative contributor was an overweight in Alphabet (+66%). The company was among our biggest holdings. The second-largest relative contributor was an overweight in GE Vernova (+96%). Not owning Meta Platforms, a benchmark component that gained about 4%, was another notable relative contributor.
•In contrast, the biggest detractors from performance versus the benchmark were picks and an underweight in information technology, primarily within the software & services industry. Also hurting our result was stock picking in consumer staples, primarily within the food, beverage & tobacco industry, and consumer discretionary.
•The biggest individual relative detractor was an overweight in Marvell Technology (-29%). This period we increased our position in Marvell Technology. A second notable relative detractor was an underweight in Johnson & Johnson (+54%). An overweight in Lululemon Athletica (-58%) also hurt.
•Notable changes in positioning include decreased exposure to the consumer staples sector and a higher allocation to communication services.
Application of FMR's environmental, social, and governance (ESG) ratings process and/or its sustainable investing exclusion criteria may affect the Fund's exposure to certain issuers, sectors, regions, and countries and may affect the Fund's performance.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE May 11, 2023 through January 31, 2026. Initial investment of $10,000. Fidelity® Series Sustainable U.S. Market Fund $10,000 $11,866 $14,911 $17,496 MSCI USA IMI ESG Focus Dynamic Weighted Index $10,000 $11,801 $14,826 $17,048 Dow Jones U.S. Total Stock Market Index℠ $10,000 $11,868 $14,987 $17,287 2023 2024 2025 2026
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year Life of Fund A Fidelity® Series Sustainable U.S. Market Fund 17.34% 22.75% MSCI USA IMI ESG Focus Dynamic Weighted Index 14.99% 21.59% Dow Jones U.S. Total Stock Market Index℠ 15.34% 22.21% A From May 11, 2023 Visit www.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date		May 11, 2023
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit www.fidelity.com for more recent performance information.
Net Assets	$ 54,171,882	$ 54,171,882
Holdings Count | shares	697	697
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	28.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of January 31, 2026)
KEY FACTS
Fund Size	$54,171,882
Number of Holdings	697
Total Advisory Fee	$0
Portfolio Turnover	28%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Information Technology 30.4 Financials 13.4 Industrials 10.7 Consumer Discretionary 9.5 Health Care 9.1 Communication Services 8.8 Energy 4.5 Consumer Staples 3.7 Materials 2.1 Real Estate 1.8 Utilities 1.6 Common Stocks 95.6 Short-Term Investments and Net Other Assets (Liabilities) 4.4 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 95.6 Short-Term Investments and Net Other Assets (Liabilities) - 4.4 United States 96.4 Canada 1.1 United Kingdom 0.5 Taiwan 0.4 Netherlands 0.2 Belgium 0.2 Zambia 0.2 Israel 0.1 China 0.1 Others 0.8 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 96.4 Canada - 1.1 United Kingdom - 0.5 Taiwan - 0.4 Netherlands - 0.2 Belgium - 0.2 Zambia - 0.2 Israel - 0.1 China - 0.1 Others - 0.8
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) NVIDIA Corp 7.3 Apple Inc 4.5 Microsoft Corp 3.9 Alphabet Inc Class C 3.8 Amazon.com Inc 3.8 Alphabet Inc Class A 2.7 Exxon Mobil Corp 2.0 Broadcom Inc 1.9 Eli Lilly & Co 1.3 Wells Fargo & Co 1.3 32.5